UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23159

APOLLO DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

(Address of principal executive offices)

212-515-3200

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Ryan P. Brizek

Simpson Thacher & Bartlett LLP

900 G Street, N.W.
Washington, D.C. 20001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

APOLLO DIVERSIFIED CREDIT FUND

There were no matters considered at any shareholder meeting for a portfolio security held by the Registrant during the period covered by this report on Form N-PX with respect to which the Registrant was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

APOLLO DIVERSIFIED CREDIT FUND

By:	/s/ Earl Hunt
Earl Hunt
Chairman and President

Date:	August 4, 2023